Acquisition of King's Gaming Promotion Limited (Tables) (Kings Gaming [Member])	12 Months Ended
Dec. 31, 2014
Kings Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the King’s Gaming Purchase Agreement) shall be released and issued to the Seller as follows:

	Gross Profit Target	Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000		*
2012	$7,380,000	500,000		*
2013	$8,860,000	500,000		*
2014	$9,740,000	100,000		*
2015	$10,720,000	100,000		*
2016	$11,790,000	100,000		*
2017	$12,970,000	100,000		*
2018	$14,260,000	100,000		*
2019	$15,690,000	100,000		*
2020	$17,260,000	100,000		*

*- For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
As of November 10, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2013	$18,000,000
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	-
Foreign Currency Translation Adjustment	-
Contingent Consideration as of December 31, 2013	$9,000,000
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	-
Foreign Currency Translation Adjustment	-
Contingent Consideration Payable as of December 31, 2014	$-